111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                        June 5, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on behalf of MFS® Global High Yield Fund (formerly, MFS High Yield Opportunities Fund), MFS® High Income Fund, MFS High Yield Pooled Portfolio and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 56, (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on May 29, 2014.

Please call the undersigned at (617) 954-4340 or Nick Pirrotta at (617) 954- 5846 with any questions you may have.

                                        Very truly yours,

                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

SAP/bjn